Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Summary of Changes in Shareholders' Equity
The changes in shareholders’ equity for the nine months ended September 30, 2019 and 2020 are as follows:

	Attributable to iQIYI, INC.
	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income
	Number of shares	Amount			Accumulated deficit	Noncontrolling interests	Total Shareholders’ equity
		RMB	RMB	RMB	RMB	RMB	RMB
Balances as of December 31, 2018	5,075,817,301	321	39,666,150	1,879,946	(23,509,486)	118,632	18,155,563
Net loss attributable to iQIYI, Inc.	—	—	—	—	(7,829,544)	28,714	(7,800,830)
Other comprehensive income	—	—	—	612,035	—	1,107	613,142
Exercise of share-based awards	41,428,030	3	93,057	—	—	—	93,060
Share-based compensation	—	—	769,527	—	—	—	769,527
Equity component of convertible senior notes, net of issuance costs	—	—	987,691	—	—	—	987,691
Purchase of capped call	—	—	(567,140)	—	—	—	(567,140)
Issuance of subsidiaries’ shares to noncontrolling interest holders	—	—	—	—	—	3,500	3,500
Acquisition of noncontrolling interests in a subsidiary	—	—	(71,620)	—	—	6,620	(65,000)

Balances as of September 30, 2019	5,117,245,331	324	40,877,665	2,491,981	(31,339,030)	158,573	12,189,513

	Attributable to iQIYI, INC.
	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income
	Number of shares	Amount			Accumulated deficit	Noncontrolling interests	Total Shareholders’ equity
		RMB	RMB	RMB	RMB	RMB	RMB
Balances as of December 31, 2019	5,135,516,521	325	41,298,328	2,106,718	(33,834,357)	42,376	9,613,390
Cumulative effect of adopting ASC 326	—	—	—	—	(94,048)	—	(94,048)
Net loss attributable to iQIYI, Inc.	—	—	—	—	(5,490,747)	15,665	(5,475,082)
Exercise of share-based awards	59,727,931	4	165,974	—	—	—	165,978
Other comprehensive income	—	—	—	167,558	—	(1,092)	166,466
Issuance of a subsidiary’s shares to noncontrolling interest holders	—	—	(918)	—	—	1,032	114
Accretion of a redeemable noncontrolling interest	—	—	—	—	(5,260)	—	(5,260)
Dividends paid and payable by a subsidiary	—	—	—	—	—	(22,563)	(22,563)
Share-based compensation	—	—	1,021,116	—	—	—	1,021,116
Others	—	—	(20,026)	—	—	20,026	—

Balances as of September 30, 2020	5,195,244,452	329	42,464,474	2,274,276	(39,424,412)	55,444	5,370,111

Balances as of September 30, 2020, in US$		49	6,254,341	334,965	(5,806,588)	8,166	790,933